Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by stage (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,113,200	£ 1,114,491
Coverage ratio				1.20%
Credit impairment (charges)/releases and other provisions	(1,468)	(2,336)	£ (2,373)
Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio				3.80%
Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio				32.40%
Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio				0.10%
Head Office [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment (charges)/releases and other provisions	16	(30)
Barclays UK [member] | Operating segments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment (charges)/releases and other provisions	(826)	(783)
Barclays International [member] | Operating segments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment (charges)/releases and other provisions	(658)	£ (1,506)
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 658,934			£ 632,441
Coverage ratio	1.10%
Credit impairment (charges)/releases and other provisions	£ 1,468
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	665,975			639,963
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,041			7,522
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.10%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 591,215			540,981
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 787			741
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	4.40%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 65,573			88,459
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,865			3,371
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	36.90%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9,187			10,523
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,389			3,410
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 326,406			£ 317,188
Coverage ratio	2.00%			2.20%
Credit impairment (charges)/releases and other provisions	£ 1,590
Loan loss rate	0.48%
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 333,176			£ 324,290
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,770			7,102
Credit impairment (charges)/releases and other provisions	1,468
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 280,538			£ 265,009
Coverage ratio	0.20%			0.20%
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 281,226			£ 265,617
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	688			608
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 40,732			£ 46,480
Coverage ratio	6.20%			6.30%
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 43,447			£ 49,592
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,715			3,112
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,136			£ 5,699
Coverage ratio	39.60%			37.20%
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,503			£ 9,081
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,367			3,382
Loans and advances [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 198,774			£ 193,149
Coverage ratio	2.80%			2.80%
Credit impairment (charges)/releases and other provisions	£ 1,689
Loan loss rate	0.83%
Loans and advances [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 204,492			£ 198,777
Loans and advances [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,718			£ 5,628
Loans and advances [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.30%			0.30%
Loans and advances [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 168,135			£ 158,762
Loans and advances [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 544			£ 442
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	7.90%			7.80%
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 30,549			£ 34,445
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,401			£ 2,670
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	47.70%			45.20%
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,808			£ 5,570
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,773			2,516
Loans and advances [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 127,632			£ 124,039
Coverage ratio	0.80%			1.20%
Credit impairment (charges)/releases and other provisions	£ (99)
Loan loss rate	0.00%
Loans and advances [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 128,684			£ 125,513
Loans and advances [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,052			£ 1,474
Loans and advances [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.10%			0.20%
Loans and advances [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 113,091			£ 106,855
Loans and advances [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 144			£ 166
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	2.40%			2.90%
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 12,898			£ 15,147
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 314			£ 442
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	22.00%			24.70%
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,695			£ 3,511
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	594			866
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,722			£ 8,682
Coverage ratio	4.50%			4.00%
Credit impairment (charges)/releases and other provisions	£ 15
Loan loss rate	0.19%
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,084			£ 9,046
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 362			£ 364
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.10%			0.10%
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 6,510			£ 6,498
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9			£ 8
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	7.40%			3.90%
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 636			£ 1,596
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 47			£ 62
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	32.60%			30.90%
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 938			£ 952
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	306			294
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,926			£ 8,837
Coverage ratio	1.30%			0.70%
Credit impairment (charges)/releases and other provisions	£ (31)
Loan loss rate	0.00%
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,964			£ 8,902
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 38			£ 65
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%			0.00%
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,923			£ 8,689
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0			£ 2
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%			3.60%
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0			£ 139
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0			£ 5
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	92.70%			78.40%
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 41			£ 74
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	38			58
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 160,506			£ 156,193
Coverage ratio	1.70%			1.60%
Credit impairment (charges)/releases and other provisions	£ 830
Loan loss rate	0.51%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 163,230			£ 158,787
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,724			£ 2,594
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.10%			0.10%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 134,911			£ 129,837
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 183			£ 142
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	5.50%			5.10%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 25,279			£ 25,798
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,389			£ 1,310
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	37.90%			36.20%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,040			£ 3,152
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,152			1,142
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 28,037			£ 27,580
Coverage ratio	0.70%			0.80%
Credit impairment (charges)/releases and other provisions	£ 74
Loan loss rate	0.26%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 28,240			£ 27,807
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 203			£ 227
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.10%			0.10%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 22,824			£ 22,835
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 16			£ 25
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.70%			2.30%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,144			£ 3,880
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 70			£ 88
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	9.20%			10.40%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,272			£ 1,092
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	117			114
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 30,546			£ 28,274
Coverage ratio	7.90%			8.60%
Credit impairment (charges)/releases and other provisions	£ 844
Loan loss rate	2.54%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 33,178			£ 30,944
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,632			£ 2,670
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.30%			1.30%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 26,714			£ 22,427
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 352			£ 292
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	20.80%			18.40%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,634			£ 7,051
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 965			£ 1,298
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	71.90%			73.70%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,830			£ 1,466
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,315			1,080
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 96,669			£ 87,622
Coverage ratio	0.80%			1.30%
Credit impairment (charges)/releases and other provisions	£ (142)
Loan loss rate	0.00%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 97,480			£ 88,804
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 811			£ 1,182
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.10%			0.20%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 87,344			£ 75,331
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 128			£ 139
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	2.80%			3.10%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,754			£ 11,128
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 244			£ 349
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	31.80%			29.60%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,382			£ 2,345
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 439			£ 694
Off balance sheet loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.10%			0.10%
Credit impairment (charges)/releases and other provisions	£ (125)
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	332,799			£ 315,673
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	271			£ 420
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio				0.70%
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	22,126			£ 38,867
Off balance sheet loan commitments and financial guarantee contracts [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio				1.90%
Off balance sheet loan commitments and financial guarantee contracts [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 684			£ 1,442
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.00%			0.00%
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 309,989			£ 275,364
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 99			133
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.70%
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets				38,867
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 150			259
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	3.20%
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets				1,442
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 22			28
Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment (charges)/releases and other provisions	3
Other financial assets subject to impairment [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	129,900			128,100
Other financial assets subject to impairment [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	12			£ 9
Other financial assets subject to impairment [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	129,300
Other financial assets subject to impairment [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10
Other financial assets subject to impairment [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	600
Other financial assets subject to impairment [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2